John Hancock

Diversified Macro Fund

Quarterly portfolio holdings 7/31/19

Consolidated Fund’s investments

As of 7-31-19 (unaudited)

	Par value^	Value
Short-term investments 45.3%		$101,000,000
(Cost $101,000,000)

Repurchase agreement 45.3%		101,000,000

Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 7-31-19 at 2.430% to be repurchased at $101,006,818 on 8-1-19, collateralized by $100,956,500 U.S. Treasury Notes, 1.625% - 2.875% due 5-15-22 to 5-15-28 (valued at $103,019,877, including interest) and $353 U.S. Treasury Strips, 0.000% due 11-15-19 to 5-15-49 (valued at $197, including interest)	101,000,000	101,000,000

Total investments (Cost $101,000,000) 45.3%		$101,000,000
Other assets and liabilities, net 54.7%		122,023,256
Total net assets 100.0%		$223,023,256

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

2 JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	21	Long	Sep 2019	$29,677,587	$29,698,042	$20,455
10-Year U.S. Treasury Note Futures	748	Long	Sep 2019	95,262,404	95,393,375	130,971
30-Year U.S. Treasury Bond Futures	300	Long	Sep 2019	46,413,846	46,687,500	273,654
3-Month EURIBOR Futures	425	Long	Dec 2020	118,258,481	118,260,082	1,601
5-Year U.S. Treasury Note Futures	882	Long	Oct 2019	103,744,083	103,745,250	1,167
90-Day Eurodollar Futures	987	Long	Dec 2020	242,613,546	242,518,238	(95,308)
90-Day Pound Sterling Futures	704	Long	Dec 2020	106,409,727	106,428,311	18,584
Australian 10-Year Bond Futures	246	Long	Sep 2019	24,390,467	24,420,355	29,888
Brent Crude Futures	223	Long	Sep 2019	14,303,995	14,356,740	52,745
CAC40 Index Futures	104	Long	Aug 2019	6,378,623	6,338,388	(40,235)
Canada 10-Year Bond Futures	371	Long	Sep 2019	40,132,334	40,093,749	(38,585)
Cocoa Futures	65	Long	Sep 2019	1,460,183	1,440,229	(19,954)
Corn Futures	183	Long	Dec 2019	3,859,203	3,749,213	(109,990)
Dow Jones Industrial Average E-Mini Index Futures	120	Long	Sep 2019	16,285,322	16,100,400	(184,922)
Euro STOXX 50 Index Futures	435	Long	Sep 2019	16,726,624	16,594,084	(132,540)
Euro-BOBL Futures	313	Long	Sep 2019	46,706,780	46,772,943	66,163
Euro-BUND Futures	138	Long	Sep 2019	26,659,519	26,755,507	95,988
FTSE 100 Index Futures	410	Long	Sep 2019	37,951,936	37,449,956	(501,980)
Gas Oil Futures	131	Long	Sep 2019	7,784,082	7,860,000	75,918
Gasoline RBOB Futures	132	Long	Sep 2019	10,141,197	10,241,431	100,234
Gold 100 Oz Futures	147	Long	Dec 2019	21,175,336	20,941,620	(233,716)
Hang Seng Index Futures	29	Long	Aug 2019	5,212,408	5,104,377	(108,031)
Long Gilt Futures	208	Long	Sep 2019	33,532,337	33,642,223	109,886
NASDAQ 100 Index E-Mini Futures	15	Long	Sep 2019	2,388,011	2,357,775	(30,236)
Nikkei 225 Index Futures	70	Long	Sep 2019	13,966,000	13,763,214	(202,786)
NY Harbor ULSD Futures	129	Long	Sep 2019	10,511,263	10,594,357	83,094
S&P 500 Index E-Mini Futures	4	Long	Sep 2019	601,881	595,900	(5,981)
SGX Japanese Government Bond Futures	13	Long	Sep 2019	1,837,428	1,838,450	1,022
Tokyo Price Index Futures	101	Long	Sep 2019	14,613,754	14,469,023	(144,731)
U.S. Dollar Index Futures	61	Long	Sep 2019	5,969,060	5,999,655	30,595
WTI Crude Oil Futures	181	Long	Aug 2019	10,421,935	10,503,430	81,495
Zinc Futures	73	Long	Sep 2019	4,538,037	4,472,163	(65,874)
2-Year U.S. Treasury Note Futures	168	Short	Oct 2019	(36,048,492)	(36,026,813)	21,679
Coffee ‘C’ Futures	39	Short	Sep 2019	(1,461,207)	(1,439,831)	21,376
Cotton No. 2 Futures	34	Short	Dec 2019	(1,076,304)	(1,085,620)	(9,316)
Electrolytic Copper Futures	98	Short	Sep 2019	(14,705,891)	(14,512,575)	193,316
Euro-Schatz Futures	431	Short	Sep 2019	(53,573,816)	(53,589,922)	(16,106)
German Stock Index Futures	15	Short	Sep 2019	(5,067,484)	(5,036,725)	30,759
Hard Red Winter Wheat Futures	73	Short	Sep 2019	(1,576,027)	(1,541,213)	34,814
Natural Gas Futures	107	Short	Aug 2019	(2,273,709)	(2,395,730)	(122,021)
Primary Aluminum Futures	131	Short	Sep 2019	(5,900,418)	(5,868,800)	31,618
Russell 2000 Mini Index Futures	156	Short	Sep 2019	(12,311,383)	(12,292,800)	18,583
Silver Futures	74	Short	Sep 2019	(6,112,475)	(6,018,050)	94,425
Soybean Futures	92	Short	Nov 2019	(4,120,898)	(4,049,150)	71,748
Soybean Meal Futures	45	Short	Dec 2019	(1,386,421)	(1,372,050)	14,371
Soybean Oil Futures	36	Short	Dec 2019	(623,705)	(611,064)	12,641
Sugar No. 11 (World) Futures	91	Short	Oct 2019	(1,244,203)	(1,244,443)	(240)
Wheat Futures	48	Short	Dec 2019	(1,207,935)	(1,182,600)	25,335
						$(318,427)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND 3

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	53,000	USD	36,598	BOA	9/20/2019	—	$(291)
CHF	26,000	USD	26,365	BOA	9/20/2019	—	(97)
EUR	473,000	USD	529,646	BOA	9/20/2019	—	(3,901)
MXN	183,943,000	USD	9,568,646	BOA	9/20/2019	—	(49,615)
USD	8,586,379	AUD	12,450,000	BOA	9/20/2019	$57,707	—
USD	2,158,052	CAD	2,841,000	BOA	9/20/2019	3,383	—
USD	23,670,925	CHF	23,345,000	BOA	9/20/2019	85,412	—
USD	70,641,246	EUR	63,135,000	BOA	9/20/2019	465,863	—
USD	26,132,078	GBP	21,426,000	BOA	9/20/2019	11,280	—
USD	19,288,922	JPY	2,087,013,000	BOA	9/20/2019	32,314	—
USD	11,956,461	NZD	18,058,000	BOA	9/20/2019	87,072	—
						$743,031	$(53,904)

Derivatives Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations

BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate

4 JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)

Investment in subsidiary. The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the fund organized as a company under the laws of the Cayman Islands: John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the Subsidiary). The Subsidiary is advised by the subadvisor, under the supervision of the advisor, and seeks to gain commodities exposure. The net assets of the Subsidiary at July 31, 2019 were $20,331,637 or 9.1% of the fund’s consolidated net assets. The Consolidated Fund’s investments includes positions of the fund and the Subsidiary.

The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the Subsidiary intends to invest directly in physical commodities. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$101,000,000	—	$101,000,000	—
Total investments in securities	$101,000,000	—	$101,000,000	—
Derivatives:
Assets
Futures	$1,744,125	$1,744,125	—	—
Forward foreign currency contracts	743,031	—	$743,031	—
Liabilities
Futures	(2,062,552)	(1,954,521)	(108,031)	—
Forward foreign currency contracts	(53,904)	—	(53,904)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s prospectus.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

473Q3 07/19
This report is for the information of the shareholders of John Hancock Diversified Macro Fund.	9/19